Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2013
Bank Premises, Furniture, Fixtures and Equipment

Note 6. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2013 and 2012:

	2013	2012
Land and buildings	$23,291,103	$23,235,058
Furniture, fixtures and equipment	14,257,831	13,975,261

	37,548,934	37,210,319

Less accumulated depreciation	18,925,780	17,785,027

Total	$18,623,154	$19,425,292

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $1,140,753, $1,149,029 and $1,181,257, respectively.